Derivative Instruments and Hedging Activities (Outstanding Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Mar. 29, 2018	Dec. 31, 2017
Sale of Derivative Instruments Interest Rate Swap		$ (60.0)
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount, Purchase (Sales), Net	$ 140.0		$ 200.0
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Long-term Debt, Gross	$ 140.0